NOTE PAYABLE (Narrative) (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Apr. 04, 2014	Dec. 31, 2013	Dec. 11, 2014	Aug. 24, 2014
Convertible Debt, principal amount	$ 1,322,392
Debt Instrument, interest rate, percentage	0.00%
Debt discount	1,074,426
Debt Instrument, Unamortized Discount	1,053,696		0
Original issue discount, amount	91,975
Stock issued in connection with convertible debt	520,000
Stock issued in connection with convertible debt, value	46,584
Payment to placement agent	45,500
Amortization of deferred financing costs	63,217
RM-DC Note [Member]
Convertible Debt, principal amount	1,217,392
RM-DC Note [Member] | First Tranche [Member]
Convertible Debt, principal amount		608,696
Purchase price of convertible debt		500,000
Original Issue Discount, percentage	8.00%	8.00%
Debt Instrument, interest rate, percentage		12.00%
Debt Instrument, Convertible, Conversion Price		$ 0.10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		70.00%
Debt discount	389,221
Original issue discount, amount	63,482
Fees paid to investors	20,000
Amortization of the debt discount on notes	214,908
RM-DC Note [Member] | Second Tranche [Member]
Convertible Debt, principal amount				608,696
Purchase price of convertible debt				500,000
Original Issue Discount, percentage	8.00%			8.00%
Debt Instrument, interest rate, percentage				12.00%
Debt Instrument, Convertible, Conversion Price				$ 0.10
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	70.00%
Debt discount	585,203
Original issue discount, amount	23,493
Amortization of the debt discount on notes	73,973
MP Note [Member]
Convertible Debt, principal amount	105,000				105,000
Purchase price of convertible debt					5,000
Debt Instrument, interest rate, percentage					8.00%
Deferred financing costs					8,000
Debt discount	100,000
Amortization of the debt discount on notes	4,796
Debt Instrument, Description
Any amount of principal or interest on this MP Note which is not paid when due shall bear interest at the rate of 18% per annum from the due date thereof until the same is paid and a penalty of 50%. The MP Note is redeemable for 125%-150% at various intervals.

Debt conversion, term	120 days
Debt Conversion, Description	The Purchaser has the right to convert the MP Note into shares of the Company’s common stock at a conversion price equal to the lower of: 50% of the lowest traded price during the 20 trading days prior to the election to convert or 50% of the bid price on the day of the conversion notice.
Additional discount applied if shares not deliverable by DWAC	5.00%
Additional discount applied if shares are ineligible for deposit	10.00%
Fair value of conversion feature	196,408
Interest Expense, Debt	96,408
MP Note [Member] | Original Issue Discount [Member]
Original Issue Discount, percentage	5.00%
Debt discount	$ 5,000